IMPORTANT INFORMATION REGARDING A CHANGE TO THE
INVESTMENT POLICY AND INVESTMENT OBJECTIVE
FOR VOYA INTERNATIONAL VALUE EQUITY FUND

VOYA MUTUAL FUNDS

Voya International Value Equity Fund

("Fund")

Supplement dated September 19, 2014

to the Fund's Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 28, 2014, as supplemented May 1, 2014; and

to the Fund's Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 28, 2014,

as supplemented May 1, 2014

(each a "Prospectus" and collectively "Prospectuses")

On September 12, 2014 the Fund's Board of Trustees ("Board") approved a change with respect to the Fund's name, investment objective, principal investment strategies, benchmark, and portfolio management team effective December 1, 2014.

Beginning on December 1, 2014, the Fund's Prospectuses are hereby revised as follows:

1.    All references to "Voya International Value Equity Fund" are hereby deleted and replaced with "Voya Global Value Advantage Fund."

2.    The section entitled "Investment Objective" of the summary section of the Fund's Prospectuses is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth and current income.

3.    The section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The Fund may invest without limit in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The Fund may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, market indices, or to seek to manage cash balances consistent with the Fund's investment objectives and principal investment strategies.

The Fund may focus its investments in the financial services sector.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The sub-adviser ("Sub-Adviser") seeks to construct an actively managed equity strategy designed to identify high quality dividend income securities focusing on both sustainability and growth of yield, as well as our proprietary fundamental research capabilities. The Sub Adviser seeks to construct a portfolio with a gross dividend yield that exceeds the average dividend yield of the companies in the MSCI All Country World IndexSM. The Sub-Adviser utilizes a valuation based screening process to assist in selection of companies according to criteria which include the following:

• an above average dividend yield and stability and growth of dividend; and

• companies which are profitable and have achieved an above average cash flow.

The Sub Adviser, from time to time, may select securities which do not meet all of these criteria. The Sub Adviser then conducts intensive fundamental research on each company to evaluate its growth, profitability and valuation characteristics.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

4.    The section entitled "Principal Risks" of the summary section of the Fund's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Focus Investing. To the extent that the Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase a Fund's costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

Investment Model. The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

5.    The table and accompanying footnotes in the subsection entitled "Performance Information — Average Annual Total Returns" of the Fund's Prospectuses is hereby deleted and replaced with the following:

Average Annual Total Returns% (1),(2)

(for the periods ended December 31, 2013)

	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes %	13.79	13.66	8.58	—	04/19/93
After tax on distributions %	13.47	13.01	8.24	—	—
After tax on distributions with sale %	8.31	11.06	7.07	—	—
MSCI ACW IndexSM (3),(4)%	22.80	14.92	7.17	—	—
MSCI EAFE® Index(3),(4)%	22.78	12.44	6.91	—	—
Class B before taxes %	14.82	13.91	8.44	—	05/31/95
MSCI ACW IndexSM (3),(4)%	22.80	14.92	7.17	—	—
MSCI EAFE® Index(3),(4)%	22.78	12.44	6.91	—	—
Class C before taxes %	18.85	14.16	8.44	—	04/19/93
MSCI ACW IndexSM (3),(4)%	22.80	14.92	7.17	—	—
MSCI EAFE® Index(3),(4)%	22.78	12.44	6.91	—	—
Class I before taxes %	21.05	15.36	N/A	8.55	09/06/06
MSCI ACW IndexSM (3),(4)%	22.80	14.92	N/A	5.00	—
MSCI EAFE® Index(3),(4)%	22.78	12.44	N/A	3.11	—
Class W before taxes %	21.02	N/A	N/A	10.53	06/01/09
MSCI ACW IndexSM (3),(4)%	22.80	N/A	N/A	13.39	—
MSCI EAFE® Index(3),(4)%	22.78	N/A	N/A	11.06	—

(1)         Prior to December 1, 2014, the Fund had a different investment objective and principal investment strategies.

(2)         Effective November 30, 2012, Voya Investment Management Co. LLC was appointed as the sub-adviser to the Fund along with changes to the Fund's name and principal investment strategies. Performance prior to November 30, 2012 is attributable to a different sub-adviser.

(3)         On December 1, 2014, the Fund changed its primary benchmark from the MSCI EAFE® Index to the MSCI ACW Index because the MSCI ACW Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(4)         The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.